Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	$ 9,275	$ 12,037
Additions	5,541	2,287
Payments	(4,195)	(4,821)	$ (5,240)
Interest paid	(703)	(811)
Interest incurred	712	819
Disposals	(227)	(654)
Translation to presentation currency	(908)	418
Ending balance	9,495	9,275	12,037
Current	3,867	3,690	4,128
Non-current	5,628	5,585	7,909
Real estate
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	7,974	10,420
Additions	4,623	1,612
Payments	(3,455)	(4,021)
Interest paid	(513)	(571)
Interest incurred	522	570
Disposals	(35)	(337)
Translation to presentation currency	$ (636)	$ 301
Weighted average rate p.a.	6.78%	6.96%
Ending balance	$ 8,480	$ 7,974	10,420
Vehicles
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	1,301	1,617
Additions	918	675
Payments	(740)	(800)
Interest paid	(190)	(240)
Interest incurred	190	249
Disposals	(192)	(317)
Translation to presentation currency	$ (272)	$ 117
Weighted average rate p.a.	17.86%	17.38%
Ending balance	$ 1,015	$ 1,301	$ 1,617